Income Taxes, Income Tax Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Federal income tax rate		21.00%	21.00%
Reconciliation of Financial Statement Tax Provision [Abstract]
Statutory tax (21%)		$ 3,346	$ 2,943
Effect of nontaxable interest		(385)	(378)
Effect of nontaxable insurance premiums		(240)	(220)
Income from bank owned insurance, net		(168)	(168)
Effect of postretirement benefits		(112)	26
Effect of nontaxable life insurance death proceeds		0	(10)
Effect of state income tax		155	150
Tax credits		(37)	(72)
Other items		35	13
Total income taxes	[1]	$ 2,594	$ 2,284
Effective income tax rate		16.30%	16.30%
Unrecognized tax benefits		$ 0	$ 0
Interest and/or penalties related to income tax		$ 0	$ 0
Open tax years		2019 2020 2021

[1]	Effective income tax rate was 16.3% for both 2022 and 2021